CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Millions	Sep. 30, 2021 USD ($) $ / shares shares
CONDENSED CONSOLIDATED BALANCE SHEETS
Fixed maturities available-for-sale, amortized cost | $	$ 698.6
Short -term investments, cost | $	107.5
Premium receivable, allowance for doubtful accounts | $	$ 1.0
Common stock, par value (usd per share) | $ / shares	$ 0.00001
Common stock, authorized (shares) | shares	200,000,000
Common stock, issued (shares) | shares	61,615,624
Common stock, outstanding (shares) | shares	61,615,624